Financial Risk Management - Summary of Gearing Ratios (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018	Jan. 01, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [abstract]
Total borrowings	₩ 6,648,293	₩ 6,860,539
Less: cash and cash equivalents	(2,703,422)	(1,928,182)		₩ (2,900,311)	₩ (2,900,311)	₩ (2,559,464)
Net debt	3,944,871	4,932,357
Total equity	14,658,490	13,183,354	₩ 14,190,193	₩ 12,916,942	₩ 12,916,942	₩ 12,253,627
Total capital	₩ 18,603,361	₩ 18,115,711
Gearing ratio	21.00%	27.00%